Consolidated Statements of Comprehensive Income - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Consolidated Statements of Comprehensive Income [Abstract]
Net income	$ 21,100	$ 43,284
Items that may subsequently be reclassified to net income or loss:
Currency translation adjustment, net of tax of $nil	(45,644)	13,649
Share of other comprehensive (loss) income in associate	(886)	95
Items that will not subsequently be reclassified to net income or loss:
Change in fair value on equity investments designated as FVTOCI, net of tax of $nil	(1,312)	(1,526)
Income tax effect		389
Other comprehensive (loss) income, net of taxes	(47,842)	12,607
Attributable to:
Equity holders of the Company	(41,290)	10,597
Non-controlling interests	(6,552)	2,010
Other comprehensive loss, net of taxes	(47,842)	12,607
Total comprehensive (loss) income	(26,742)	55,891
Attributable to:
Equity holders of the Company	(20,682)	41,231
Non-controlling interests	(6,060)	14,660
Total comprehensive income	$ (26,742)	$ 55,891